Income Taxes Disclosures	12 Months Ended
Dec. 31, 2015
Notes
Income Taxes Disclosures

NOTE 13 - INCOME TAXES

FASB ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates currently in effect.

FASB ASC 740 requires the reduction of deferred tax assets by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a valuation allowance equal to the deferred tax asset has been recorded. The total deferred tax asset is $477,297, which is calculated by multiplying a 35% estimated tax rate by the cumulative net operating loss (NOL) adjusted or the following items:

	For the periods ended December 31,
	2015	2014
Book loss for the year	$(3,859,697)	$(8,922,022)
Adjustments:
Amortization	33,638	37,376
Impairment charges	1,212,763	739,801
Non-deductible stock compensation	1,249,590	1,594,245
Tax loss for the year	$(1,363,707)	$(6,550,600)
Estimated effective tax rate	35%	35%
Deferred tax asset	$(477,297)	$(2,292,710)

The total valuation allowance is $477,297.  Details for the last two periods follow:

	For the period ended December 31,
	2015	2014

Deferred tax asset	$(477,297)	$(2,292,710)
Valuation allowance	477,297	2,292,710
Current taxes payable	--	--
Income tax expense	$--	$--

The estimated corporate federal net operating loss (NOL) is presented below:

Year	Amount
2015	13,245,511
2014	11,881,804